Net revenue from services - Summary of Revenue From Services (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Revenue From Services [Line Items]
Revenue From Contracts With Customers, Before Tax	$ 390,646	$ 334,390	$ 264,061
Revenue from contracts with customers	374,204	327,617	258,877
Performance fees from revenue from contracts with customers	2,900
BRAZIL
Disclosure Of Revenue From Services [Line Items]
Revenue from contracts with customers	63,574	50,177	40,165
VIRGIN ISLANDS, BRITISH
Disclosure Of Revenue From Services [Line Items]
Revenue from contracts with customers	0	23	3,122
CAYMAN ISLANDS
Disclosure Of Revenue From Services [Line Items]
Revenue from contracts with customers	202,710	215,296	160,226
CHILE
Disclosure Of Revenue From Services [Line Items]
Revenue from contracts with customers	51,058	53,032	52,074
COLOMBIA
Disclosure Of Revenue From Services [Line Items]
Revenue from contracts with customers	14,674	1,993	0
URUGUAY
Disclosure Of Revenue From Services [Line Items]
Revenue from contracts with customers	2,896	2,215	0
UNITED KINGDOM
Disclosure Of Revenue From Services [Line Items]
Revenue from contracts with customers	35,974	713	0
UNITED STATES
Disclosure Of Revenue From Services [Line Items]
Revenue from contracts with customers	3,318	4,168	3,290
Fund fees
Disclosure Of Revenue From Services [Line Items]
Revenue From Contracts With Customers, Before Tax	379,720	331,648	259,905
Management fees
Disclosure Of Revenue From Services [Line Items]
Revenue From Contracts With Customers, Before Tax	303,242	252,885	223,485
Incentive fees
Disclosure Of Revenue From Services [Line Items]
Revenue From Contracts With Customers, Before Tax	13,788	4,051	6,070
Performance fees
Disclosure Of Revenue From Services [Line Items]
Revenue From Contracts With Customers, Before Tax	62,690	74,712	30,350
Performance fees | PBPE Fund III
Disclosure Of Revenue From Services [Line Items]
Revenue From Contracts With Customers, Before Tax	59,700	57,800
Performance fees | PE V
Disclosure Of Revenue From Services [Line Items]
Performance fees from revenue from contracts with customers	15,500
Advisory and other ancillary fees
Disclosure Of Revenue From Services [Line Items]
Revenue From Contracts With Customers, Before Tax	10,926	2,742	4,156
Rebate fees [Member]
Disclosure Of Revenue From Services [Line Items]
Tax expense other than income tax expense	(9,321)	0	0
Discount rates on net service revenue		(6,500)	(3,900)
Taxes on revenue [Member]
Disclosure Of Revenue From Services [Line Items]
Tax expense other than income tax expense	$ (7,121)	$ (6,773)	$ (5,184)